Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 46,850	$ 52,726	$ 100,894
Accounts receivable	334,690	388,792	11,377
Prepaid expenses	74,145	90,109	19,551
Total current assets	455,685	531,627	131,822
Deposits	3,740	3,740	3,740
Oil and gas property, plant and equipment
Proven property-net	8,283,387	8,499,199
Unproven property	8,492,680	8,335,380	628,600
Total oil and gas properties, net	16,776,067	16,834,579	628,600
Total assets	17,235,492	17,369,946	764,162
Current Liabilities
Accounts payable	528,515	312,553	14,931
Contingent consideration	1,360,635	1,404,059
Note payable to bank	5,357,197	5,094,042
Total current liabilities	7,246,347	6,810,654	14,931
Asset retirement obligations	1,640,381	1,601,423
Total liabilities	8,886,728	8,412,077	14,931
Total contingent liability	7,471,985	7,601,499
Stockholders' Equity
Common stock- 400,000,000 shares authorized; $0.001 par value; 51,242,516, 50,582,516 and 62,360,000 shares issued and outstanding respectively.	51,243	50,583	62,360
Additional paid-in capital	8,249,354	7,691,161	980,472
Accumulated other comprehensive loss	108,083	(42,438)
Accumulated deficit	(7,531,901)	(6,342,936)	(293,601)
Total stockholders' equity	876,779	1,356,370	749,231
Total liabilities and stockholders' equity	17,235,492	17,369,946	764,162
Redeemable Convertible Preferred Stock [Member]
Current Liabilities
Contingently redeemable stock	366,953	496,467
Common Stock [Member]
Current Liabilities
Contingently redeemable stock	$ 7,105,032	$ 7,105,032